Expense Example, No Redemption - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 525
3 Years	2,047
5 Years	3,679
10 Years	7,216
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Expense Example, No Redemption:
1 Year	231
3 Years	1,892
5 Years	3,641
10 Years	7,267
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Expense Example, No Redemption:
1 Year	130
3 Years	1,620
5 Years	3,249
10 Years	6,844
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	115
3 Years	1,560
5 Years	3,152
10 Years	6,700
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Expense Example, No Redemption:
1 Year	722
3 Years	2,170
5 Years	3,737
10 Years	$ 7,162